Revenue from Contracts with Customers - Unbilled Receivables by Service (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Unbilled receivables	$ 44,032	$ 37,304
New Venture
Disaggregation of Revenue [Line Items]
Unbilled receivables	38,430	33,183
Imaging Services
Disaggregation of Revenue [Line Items]
Unbilled receivables	5,075	4,121
Devices
Disaggregation of Revenue [Line Items]
Unbilled receivables	$ 527	$ 0